OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Government authorities	$ 818	$ 1,053
Employees	12	26
Prepaid expenses	1,087	3,711
Advances to suppliers	298	362
Others	456	286
Total other accounts receivable and prepaid expenses	$ 2,671	$ 5,438